Leases (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Future Minimum Lease Payments Under Non-Cancelable Capital Leases And Operating Leases

Future minimum lease payments under non-cancelable capital leases and operating leases at March 31, 2012 are as follows:

	Yen (millions)
Year ending March 31	Capital leases	Operating leases
2013	18,084	46,415
2014	14,613	32,835
2015	10,601	15,211
2016	8,527	5,715
2017	7,922	3,326
Thereafter	18,982	14,254

Total minimum lease payments	78,729	117,756

Less amount representing interest	4,647

Present value of net minimum lease payments	74,082
Less current portion	16,740

Long-term capital lease obligations	57,342